PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 144,558	$ 136,890
Less: Accumulated depreciation and impairment	(66,508)	(60,884)
Property, plant and equipment, net	78,050	76,006
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	67,520	71,091
Machinery [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,941	12,787
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	14,222	13,683
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,675	4,912
Electronic and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	36,647	33,913
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 8,553	$ 504